Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held for sale	$ 175,555	$ 200,405
Held for consumption	5,271	3,652
Total	180,826	204,057
Marine Fuel Oil
Held for sale	141,590	146,770
Held for consumption	4,145	2,355
Marine Gas Oil
Held for sale	33,965	53,635
Lubricants
Held for consumption	972	1,063
Stores
Held for consumption	24	31
Victuals
Held for consumption	$ 130	$ 203